Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 18,938,000	$ 21,983,000
Marketable securities	530,000	547,000
Royalty receivables	814,000	775,000
Other current assets	276,000	222,000
Total Current Assets	20,558,000	23,527,000
OTHER ASSETS:
Deferred tax asset	5,659,000	6,194,000
Patent, net of accumulated amortization	5,136,000	65,000
Other Investments	196,000
Security deposits	19,000	19,000
Total Other Assets	11,010,000	6,278,000
TOTAL ASSETS	31,568,000	29,805,000
CURRENT LIABILITIES:
Accounts payable	136,000	232,000
Accrued expenses	628,000	593,000
TOTAL LIABILITIES	764,000	825,000
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Common stock, $0.01 par value; authorized 50,000,000 shares; 25,854,548 and 25,392,269 issued and outstanding at December 31, 2013 and December 31, 2012, respectively	259,000	254,000
Additional paid-in capital	61,129,000	58,046,000
Accumulated deficit	(30,553,000)	(29,306,000)
Other comprehensive income (loss)	(31,000)	(14,000)
TOTAL STOCKHOLDERS' EQUITY	30,804,000	28,980,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 31,568,000	$ 29,805,000